John Hancock Variable Insurance Trust

601 Congress Street

Boston, Massachusetts 02210

July 1, 2014

VIA EDGAR

Filing Desk Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of John Hancock Variable Insurance Trust on behalf of its series, Global Trust and Bond Trust (SEC File No. 811-04146)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for John Hancock Variable Insurance Trust (the “Registrant”). This Form N-14 is being filed in connection with reorganizations in which two series of the Registrant (each, an “Acquired Fund”) will combine with two other series of the Registrant (each, an “Acquiring Fund”) as follows: (i) Natural Resources Trust with Global Trust; and (ii) Bond PS Series with Bond Trust (the “Reorganizations”). With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate.

Pursuant to Rule 488 under the Act, the Registration Statement will become effective on July 31, 2014.

Should you have any questions, please feel free to contact Christopher P. Harvey of Dechert LLP at 617.728.7167 or myself at 617.663.2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary of the Registrant

cc:	Christopher P. Harvey, Esq.